Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,284,887	$ 1,198,894
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	969	1,589	1,087
Nonaccruing loans	17,307	21,243	18,547
Total nonperforming loans	18,276	22,832	19,634
Other real estate owned	4,632	4,291	2,883
Less write-down of other real estate owned	(397)	(551)	(114)
Total nonperforming assets	22,511	26,572	22,403
1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total		11,367
2 Good
Financing Receivable, Recorded Investment [Line Items]
Total		13,273
3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total		70,400
4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total		50,579
5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total		17,984
6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total		20,985
7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total	198,744	212,707
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	75	225
Nonaccruing loans	3,917	4,070
Commercial and industrial | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	9,814
Commercial and industrial | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	8,826
Commercial and industrial | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	68,246
Commercial and industrial | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	43,928
Commercial and industrial | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	7,864
Commercial and industrial | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	29,440
Commercial and industrial | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial and industrial | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	168,118	184,588
Commercial and industrial | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	30,626	28,119
Commercial mortgages
Financing Receivable, Recorded Investment [Line Items]
Total	467,413	434,787
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	413
Nonaccruing loans	9,078	11,032
Commercial mortgages | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	105	0
Commercial mortgages | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	26,195	24,233
Commercial mortgages | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	177,882	165,350
Commercial mortgages | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	210,901	193,960
Commercial mortgages | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	4,645	17,235
Commercial mortgages | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	30,018	17,594
Commercial mortgages | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Commercial mortgages | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	449,746	418,372
Commercial mortgages | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	17,667	16,415
Residential Mortgages - first position
Financing Receivable, Recorded Investment [Line Items]
Total	256,173	232,953
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	652	627
Nonaccruing loans	3,801	5,224
Residential Mortgages - first position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,718	217
Residential Mortgages - first position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	1,409	1,015
Residential Mortgages - first position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	6,045	5,829
Residential Mortgages - first position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	1,127	981
Residential Mortgages - first position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	4,496	3,720
Residential Mortgages - first position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	14,795	11,762
Residential Mortgages - first position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	241,378	221,191
Residential Mortgages - Second position
Financing Receivable, Recorded Investment [Line Items]
Total	101,877	96,416
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	8	31
Nonaccruing loans	411	917
Residential Mortgages - Second position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	2,560	3,678
Residential Mortgages - Second position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	576	1,338
Residential Mortgages - Second position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	269	459
Residential Mortgages - Second position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	844
Residential Mortgages - Second position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	453	881
Residential Mortgages - Second position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	7	38
Residential Mortgages - Second position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	3,865	7,238
Residential Mortgages - Second position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	98,012	89,178
Consumer - Indirect
Financing Receivable, Recorded Investment [Line Items]
Total	227,541	181,481
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	165	268
Nonaccruing loans	0	0
Consumer - Indirect | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	227,541	181,481
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Total	25,583	26,437
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	69	25
Nonaccruing loans	100	0
Consumer Other | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	913	155
Consumer Other | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	5
Consumer Other | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	100	0
Consumer Other | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	1,013	160
Consumer Other | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	24,570	26,277
Loans-held-for-sale
Financing Receivable, Recorded Investment [Line Items]
Total	7,556	14,113
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans-held-for-sale | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	7,556	14,113
Unallocated | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	$ 7,634	$ 5,962